EXHIBIT 99.18

CRES rating agency ATR QM compare report

ATR QM Data Fields
Loans in Report: 3

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
753570	xxxxxx	Non-QM: Compliant with ATR	No	Yes
747639	xxxxxx	Non-QM: Compliant with ATR	No	Yes
749058	xxxxxx	Non-QM: Compliant with ATR	No	Yes
3